Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements

26.	FAIR VALUE MEASUREMENTS
ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	–	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	–
Include observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3	–	Unobservable inputs which are supported by little or no market activity.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis
In accordance with ASC 820, the Group measures equity investments with readily determinable fair value, investments accounted for at fair value, available-for-sale
debt investments and derivatives instruments at fair value on a recurring basis. The fair values of time deposits are determined based on the prevailing interest rates in the market. The fair values of the Group’s held-to-maturity
debt investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates. The fair value of the Group’s short-term available-for-sale
debt investments are measured using the income approach, based on quoted market interest rates of a similar instrument and other significant inputs derived from or corroborated by observable market data. The fair values of the Group’s equity investments in equity securities of publicly listed companies are measured using quoted market prices. The fair value of derivative instruments of interest rate swaps are based on broker quotes. The fair value of financial liability is estimated based on the quoted market price of a similar asset to the underlying assets. Investments accounted for at fair value are equity investments in listed and unlisted companies held by consolidated investment companies. These investments in unlisted companies and long-term available-for-sale
debt investments do not have readily determinable market value, which were categorized as Level 3 in the fair value hierarchy. The Group uses a market approach based on the Group’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing of the investees, liquidity factors and multiples of a selection of comparable companies.
The fair values of the Group’s notes payable are extracted directly from their quoted market prices. The fair values of the convertible senior notes are based on broker quotes. The Group carries the convertible senior notes at face value less unamortized debt discount and issuance costs on its consolidated balance sheets and presents the fair value for disclosure purposes only.

Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2021 using
	Total fair value at December 31, 2021	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
	(In millions)
Fair value disclosure

Cash equivalents:
Time deposits	16,262		16,262
Money market funds	3	3

Short-term investments:
Held-to-maturity debt investments	141,584		141,584

Long-term investments:
Time deposits and held-to-maturity debt investments	8,014		8,014

Notes payable, current portion	10,659		10,659

Notes payable, non-current portion	45,073		45,073

Convertible senior notes, non-current portion	9,547		9,547

Fair value measurements on a recurring basis

Short-term investments:
Available-for-sale debt investments	2,557		2,557

Long-term investments:
Equity investments at fair value with readily determinable fair value	16,375	16,375
Equity investments without readily determinable fair value using NAV practical expedient (i)	957
Investments accounted for at fair value	4,228	457		3,771
Available-for-sale debt investments	2,262			2,262

Other non-current assets
Derivative instruments	149		149

Total assets measured at fair value	26,528	16,832	2,706	6,033

Amounts due to related parties, current:
Financial liability	288		288

Total liabilities measured at fair value	288		288

			Fair value measurement or disclosure at December 31, 2022 using
	Total fair value at December 31, 2022		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US$	RMB	RMB	RMB
	(In millions)
Fair value disclosure

Cash equivalents:
Time deposits	12,968	1,880		12,968
Money market funds	3	—	3

Short-term investments:
Held-to-maturity debt investments	120,464	17,466		120,464

Long-term investments:
Long-term time deposits and held-to-maturity investments	23,688	3,434		23,688

Notes payable, current portion	6,812	988		6,812

Convertible senior notes, current portion	6,756	980		6,756

Notes payable, non-current portion	36,268	5,258		36,268

Convertible senior notes, non-current portion	7,253	1,052		7,253

Fair value measurements on a recurring basis

Short-term investments:
Available-for-sale debt investments	855	124		855

Long-term investments:
Equity investments at fair value with readily determinable fair value	12,100	1,754	12,100
Equity investments without readily determinable fair value using NAV practical expedient (i)	945	137
Investments accounted for at fair value	4,616	669	97		4,519
Available-for-sale debt investments	2,447	355			2,447

Other non-current assets:
Derivative instruments	1,416	205		1,416

Total assets measured at fair value	22,379	3,244	12,197	2,271	6,966

Amounts due to related parties, current:
Financial liability	328	48		328

Total liabilities measured at fair value	328	48		328

(i)
Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:
Investments accounted for at fair value:

Amounts
RMB
(In millions)
Balance at December 31, 2020	2,238
Additions	475
Disposals	(59)
Net unrealized fair value increase recognized in earnings	1,187
Foreign currency translation adjustments	(20)
Transition to assets categorized within level 1 (i)	(50)

Balance at December 31, 2021	3,771

Additions	343
Disposals	(212)
Net unrealized fair value increase recognized in earnings	502
Foreign currency translation adjustments	115
Balance at December 31, 2022	4,519

Balance at December 31, 2022, in US$	655

(i)	The fair value hierarchy of certain equity investments were transferred from level 3 to level 1 due to the public listing of the investees during the year ended December 31, 2021.

Available-for-sale
debt investments:

Amounts
RMB
(In millions)
Balance at December 31, 2020	2,607
Additions	67
Conversion to equity investment	(18)
Share of losses in excess of equity method investment in ordinary shares	(207)
Net unrealized fair value change recognized in other comprehensive income	(243)
Accrued interest	75
Foreign currency translation adjustments	(19)

Balance at December 31, 2021	2,262
Additions	10
Conversion from equity investment	657
Share of losses in excess of equity method investment in ordinary shares	(161)
Net unrealized fair value change recognized in other comprehensive income	(432)
Accrued interest	78
Foreign currency translation adjustments	33

Balance at December 31, 2022	2,447

Balance at December 31, 2022, in US$	355

Assets measured at fair value on a
non-recurring
basis
The Group measures certain
non-financial
assets on a nonrecurring basis.
For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value (Note 4). The
non-recurring
fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. These non-recurring
fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as expected volatility and probability of exit events as it relates to liquidation and redemption preferences. When there is impairment of equity securities accounted for under the measurement alternative and equity method investments, the non-recurring
fair value measurements are measured at the date of impairment. The fair values of the Group’s equity method investments in publicly listed companies are measured using quoted market prices. Estimating the fair value of investees without observable market prices is highly judgmental due to the subjectivity of the unobservable inputs (level 3) used in the valuation methodologies used to determine fair value. The Group uses valuation methodologies, primarily the market approach, which requires management to use unobservable inputs (level 3) such as selection of comparable companies and multiples, expected volatility, discount for lack of marketability and probability of exit events as it relates to liquidation and redemption preferences, when applicable. These unobservable inputs and resulting fair value estimates may be affected by unexpected changes in future market or economic conditions. The fair value information presented is not as of the period’s end, and is sensitive to changes in the unobservable inputs used to determine fair value and such changes could result in the fair value at the reporting date to be different from the fair value presented.
Other
non-financial
assets, intangible assets, licensed copyrights and produced content, would be measured at fair value whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The fair values of non-financial
long-lived assets were measured under the income approach, based on the Group’s best estimation. Significant inputs used in the income approach primarily included future estimated cash flows and discount rate.
The following table summarizes the Group’s financial assets held as of December 31, 2021 and 2022 for which a non-recurring
fair value measurement was recorded during the years ended December 31, 2021 and 2022:

	Total Balance		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment		Impairment
	RMB	US$	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions)
Fair value measurements on a non-recurring basis

As of December 31, 2021
Long-term investments (i)	9,653			145	9,508	896		(4,316)
Produced content monetized on its own (ii)	30				30			(161)

As of December 31, 2022
Long-term investments (i)	3,466	503	99	29	3,338	256	37	(3,025)	(438)
Produced content monetized on its own (ii)	85	12			85			(68)	(10)

(i)
Due to factors such as the outbreak of coronavirus
(COVID-19)
resulting in declined financial performances and changes in business circumstances of certain investees, the Group recognized impairment charges of long-term investments in the consolidated statement of comprehensive income during the years ended December 31, 2021 and 2022. For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value.

(ii)
Due to adverse changes in the expected performance of certain produced content and the reduced amount of ultimate revenue expected to be recognized, iQIYI performed an assessment to determine whether the fair value was less than unamortized content costs. iQIYI uses a discounted cash flow approach to estimate the fair value of the produced content titles predominantly monetized on its own. The significant unobservable inputs (level 3) include forecasted future revenues, production costs required to complete the content and exploitation and participation costs. iQIYI considers the historical performance of similar content, the forecasted performance and/or preliminary actual performance subsequent to the release of the produced content in estimating the fair value. Based on the above assessment, certain produced content predominantly monetized on its own were determined to be impaired and re-measured to the fair value as of each quarter end. Impairment charges of RMB205 million, RMB161 million and RMB68 million (US$10 million) were recognized for produced content predominantly monetized on its own and was recognized as cost of revenues in the consolidated statements of comprehensive income for the years ended December 31, 2020, 2021 and 2022, respectively. The outbreak of COVID-19 during the first quarter of 2020 negatively impacted iQIYI’s operations and financial performance and resulted in a downward adjustment to forecasted advertising revenues for the Mainland China film group that resulted in the fair value of the Mainland China film group being less than its corresponding carrying amount. As a result, an impairment charge of RMB390 million related to licensed copyrights (Note 6) and RMB210 million related to produced content (Note 7), respectively, was recognized as cost of revenues for the year ended December 31, 2020.